Disposition of Point Cattle (Tables)	12 Months Ended
Dec. 31, 2021
Disposition Of Point Cattle [Abstract]
Schedule of net loss from discontinued operations
	For the Years Ended December 31,
	2021	2020	2019
Discontinued Operations
Turnover	$-	$-	$4,572,153
Operating expenses	-	-	(12,129,167)
Other income, net	-	-	680,951
Income tax expenses	-	-	(806,803)
Impairment of net assets	-	(3,734,498)	-
Net gain from discontinued operations	-	(100,185)	-
Net loss from discontinued operations	$-	$(3,834,683)	$(7,682,866)